Document and Entity Information	12 Months Ended
Jul. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	QUARTZ MOUNTAIN RESOURCES LTD
Entity Central Index Key	0000811522
Document Type	20-F
Document Period End Date	Jul. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,347,137
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018